CERTIFICATION

      Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Equity Assets (1933 Act File No. 33-82568; 1940 Act File No. 811-08106) ("Registrant") hereby certifies (a) that the form of the Prospectus and Statement of Additional Information used with respect to Neuberger Berman Focus Assets, Neuberger Berman Genesis Assets, Neuberger Berman Guardian Assets, Neuberger Berman Manhattan Assets, and Neuberger Berman Partners Assets, and the form of Statement of Additional Information used with respect to Neuberger Berman Socially Responsive Trust (each of the above listed series is a series of the Registrant) do not differ from those contained in Post-Effective Amendment No. 13 ("Amendment No. 13") to the Registrant's Registration Statement and (b) that Amendment No. 13 was filed electronically.





Dated:    January 4, 1999                 By:  /s/ Claudia A. Brandon
                                               -----------------------
                                               Claudia A. Brandon
                                               Secretary